ORGANIZATION AND DESCRIPTION OF BUSINESS (Q1) (Details)	3 Months Ended
	Mar. 31, 2024 passenger $ / shares	Dec. 31, 2023 $ / shares	Dec. 01, 2023 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Optimal number of passengers in fractional program missions | passenger	4